Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated operations
Consolidated sales revenue	$ 44,611	$ 43,165	$ 40,522
Net operating costs (excluding items shown separately)	(26,254)	(27,307)	(27,115)
Impairment charges	(904)	(3,487)	(132)
Net (losses)/gains on consolidation and disposal of interests in businesses	0	(291)	4,622
Exploration and evaluation costs	(625)	(624)	(488)
Profit relating to interests in undeveloped projects	1	10	278
Operating profit	16,829	11,466	17,687
Share of profit after tax of equity accounted units	652	301	513
Impairment of investments in equity accounted units	(339)	0	0
Profit before finance items and taxation	17,142	11,767	18,200
Finance items
Net exchange (losses)/gains on net external and intragroup debt balances	(1,124)	58	704
Net losses on derivatives not qualifying for hedge accounting	(123)	(68)	(57)
Finance income	141	300	249
Finance costs	(268)	(554)	(552)
Amortisation of discount	(377)	(384)	(377)
Net finance income (expense)	(1,751)	(648)	(33)
Profit before taxation	15,391	11,119	18,167
Taxation	(4,991)	(4,147)	(4,242)
Profit after tax for the year	10,400	6,972	13,925
Profit after tax for the year – attributable to owners of Rio Tinto (net earnings)	9,769	8,010	13,638
Profit after tax for the year – attributable to non-controlling interests	$ 631	$ (1,038)	$ 287
Basic earnings per share (in usd per share)	$ 6.040	$ 4.914	$ 7.932
Diluted earnings per share (in usd per share)	$ 5.998	$ 4.878	$ 7.876